Accounting policies (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation

The financial statements are presented in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP). The amounts are presented in United States dollar (U.S. dollar) rounded to the nearest million, unless otherwise stated.

The accompanying consolidated financial statements present the financial position of Seadrill Limited, the consolidated subsidiaries and the group's interest in associated entities. Investments in companies in which the Company controls, or directly or indirectly holds more than 50% of the voting control are consolidated in the financial statements, as well as certain variable interest entities of which the Company is deemed to be the primary beneficiary.

The accounting policies set out below have been applied consistently to all periods in these consolidated financial statements, unless otherwise noted.

Basis of consolidation
Basis of consolidation

The consolidated financial statements include the assets and liabilities of the Company, its majority owned and controlled subsidiaries and certain variable interest entities, ("VIE"s) in which the Company is deemed to be the primary beneficiary. All intercompany balances and transactions have been eliminated on consolidation.

A VIE is defined as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated support; (b) equity interest holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest. U.S. GAAP requires a VIE to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1) the power to direct the activities of the entity which most significantly impact on the entity's economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity. We evaluate our subsidiaries, and any other entities in which we hold a variable interest, in order to determine whether we are the primary beneficiary of the entity, and where it is determined that we are the primary beneficiary we fully consolidate the entity.

Investment in companies in which we hold an ownership interest of between 20% and 50%, and over which we exercise significant influence, but do not consolidate, are accounted for using the equity method. The Company records its investments in associated companies and its share of earnings or losses in the consolidated statements of operations as "Share in results from associated companies." The excess, if any, of purchase price over book value of the Company's investments in equity method investees is included in the accompanying consolidated balance sheets in "Investment in associated companies."

Investments in companies in which our ownership is less than 20% are valued at fair value unless it is not possible to estimate fair value, then the cost method is used.

Intercompany transactions and internal sales have been eliminated on consolidation. Unrealized gains and losses arising from transactions with associates are eliminated to the extent of the Company's interest in the entity.

Use of estimates
Use of estimates

Preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Contract revenue
Contract revenue

A substantial majority of the Company's revenues are derived from dayrate based drilling contracts (which may include lump sum fees for mobilization and demobilization) and other service contracts. Both dayrate based and lump sum fee revenues are recognized ratably over the contract period when services are rendered. Under some contracts, the Company is entitled to additional payments for meeting or exceeding certain performance targets. Such additional payments are recognized when any uncertainties are resolved or upon completion of the drilling program.

In connection with drilling contracts, the Company may receive lump sum fees for the mobilization of equipment and personnel or for capital additions and upgrades prior to commencement of drilling services. These up-front fees are recognized as revenue over the contract term, excluding option periods.

In some cases, the Company may receive lump sum non-contingent fees or dayrate based fees from customers for demobilization upon completion of a drilling contract. Non-contingent demobilization fees are recognized as revenue over contract term, excluding option periods not exercised by our customers. Contingent demobilization fees are recognized as earned upon completion of the drilling contract.

Fees received from customers under drilling contracts for capital upgrades are deferred and recognized over the contract term, excluding option periods not exercised.

In certain countries in which we operate, taxes such as sales, use, value-added, gross receipts and excise may be assessed by the local government on our revenues. We generally record our tax-assessed revenue transactions on a net basis in our consolidated statement of income.

Reimbursables
Reimbursables

Reimbursements received for the purchases of supplies, personnel services and other services provided on behalf of and at the request of our customers in accordance with a contract or agreement are recorded as revenue. The related costs are recorded as reimbursable expenses in the same period.

Other revenues
Other revenues

In a business combination there may exist favorable and unfavorable drilling contracts which are recorded at fair value at the date of acquisition. A favorable or unfavorable drilling contract is a contract that has a dayrate which differs from prevailing market rates at the time of acquisition. The net present value of such contracts is recorded as an asset or liability at the purchase date and subsequently recognized as revenue or reduction to revenue over the contract term.

Related party revenues relate to management support and administrative services provided to our associates in which we maintain an investment. External management fees relate to the operational, administrative and support services we provide to third parties.

Mobilization and demobilization expenses
Mobilization and demobilization expenses

Mobilization costs incurred as part of a drilling contract are capitalized and recognized as expense over the contract term, excluding option periods not exercised by our customers. The costs of relocating drilling units that are not under contract are expensed as incurred.

Demobilization costs are costs related to the transfer of a vessel or drilling rig to a safe harbor or different geographic area and are expensed as incurred.

Rig operating expenses
Vessel and Rig Operating Expenses

Vessel and rig operating expenses are costs associated with operating a drilling unit that is either in operation or stacked, and include the remuneration of offshore crews and related costs, supplies, insurance costs, expenses for repairs and maintenance as well as costs related to onshore personnel in various locations where we operate the drilling units and are expensed as incurred.

Repairs, maintenance and periodic surveys
Repairs, maintenance and periodic surveys

Costs related to periodic overhauls of drilling units are capitalized under drilling units and amortized over the anticipated period between overhauls, which is generally 5 years. Related costs are primarily yard costs and the cost of employees directly involved in the work. Amortization costs for periodic overhauls are included in depreciation and amortization expense. Costs for other repair and maintenance activities are included in vessel and rig operating expenses and are expensed as incurred.

Foreign currencies
Foreign currencies

The Company and the majority of its subsidiaries use the U.S. dollars as their functional currency because the majority of their revenues and expenses are denominated in U.S. dollars. Accordingly, the Company's reporting currency is also U.S. dollars. For subsidiaries that maintain their accounts in currencies other than U.S. dollars, the Company uses the current method of translation whereby the statements of operations are translated using the average exchange rate for the year and the assets and liabilities are translated using the year end exchange rate. Foreign currency translation gains or losses on consolidation are recorded as a separate component of other comprehensive income in shareholders' equity.

Transactions in foreign currencies are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency assets and liabilities are translated using rates of exchange at the balance sheet date. Gains and losses on foreign currency transactions are included in the consolidated statements of operations.

Current and non-current classification
Current and non-current classification

Assets and liabilities are classified as current assets and liabilities respectively, if their maturity is within 1 year of the balance sheet date. Otherwise, they are classified as non-current assets and liabilities.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of cash, bank deposits and highly liquid financial instruments with original maturities of three months or less.
Restricted cash
Restricted cash

Restricted cash consists of bank deposits which have been pledged as collateral for certain guarantees issued by a bank or minimum deposits which must be maintained in accordance with contractual arrangements. Restricted cash amounts with maturities longer than one year are classified as non-current assets.

Equity method investments
Equity method investments

Investments in common stock are accounted for using the equity method of accounting if the investment gives the Company the ability to exercise significant influence, but not control over, the investee. Significant influence is generally deemed to exist if the Company has an ownership interest in the voting stock of the investee between 20% and 50%, although other factors such as representation on the investee’s Board of Directors and the nature of commercial arrangements are considered in determining whether the equity method of accounting is appropriate. Under the equity method of accounting, the Company records its investments in equity-method investees in the consolidated balance sheet under “Investment in associated companies” and its share of the investees’ earnings or losses together with other-than-temporary impairments in value and gain/loss on sale of investments under “Share in results from associated companies (net of tax)” in the consolidated statements of income.
All other equity investments, which consist of investments for which the Company does not have the ability to exercise significant influence, or are not investments in common stock, are accounted for under the cost method or at fair value if readily determinable.

The Company analyzes its equity method investees for impairment at each reporting period to evaluate whether an event or change in circumstances has occurred in that period that may have a significant adverse effect on the value of the investment. The Company records an impairment charge for other-than-temporary declines in value when the value is not anticipated to recover above the cost within a reasonable period after the measurement date, unless there are mitigating factors that indicate impairment may not be required. If an impairment charge is recorded, subsequent recoveries in value are not reflected in earnings until sale of the equity method investee occurs.

Marketable securities
Marketable securities

Marketable equity securities held by the Company which do not give the Company the ability to exercise significant influence are considered to be available-for-sale. These are remeasured at fair value each reporting period with resulting unrealized gains and losses recorded as a separate component of accumulated other comprehensive income in shareholders' equity. Gains and losses are not realized until the securities are sold or subject to an other than temporary impairment. Gains and losses on forward contracts to purchase marketable equity securities that do not meet the definition of a derivative are accounted for as available-for-sale.

The Company analyzes its available-for-sale securities for impairment at each reporting period to evaluate whether an event or change in circumstances has occurred in that period that may have a significant adverse effect on the value of the securities. The Company records an impairment charge for other-than-temporary declines in value when the value is not anticipated to recover above the cost within a reasonable period after the measurement date, unless there are mitigating factors that indicate impairment may not be required. If an impairment charge is recorded, subsequent recoveries in value are not reflected in earnings until sale of the securities held as available for sale occurs.

Receivables
Receivables

Receivables, including accounts receivable, are recorded in the balance sheet at their nominal amount less an allowance for doubtful accounts. The Company establishes reserves for doubtful accounts on a case-by-case basis when it is unlikely that required payments of specific amounts will occur. In establishing these reserves, the Company considers the financial condition of the customer as well as specific circumstances related to the receivable such as customer disputes. Receivable amounts determined as being unrecoverable are written off.

Newbuildings
Newbuildings

The carrying value of drilling units under construction ("Newbuildings") represents the accumulated costs at the balance sheet date. Cost components include payments for yard installments and variation orders, construction supervision, equipment, spare parts, capitalized interest, costs related to first time mobilization and commissioning costs. No charge for depreciation is made until commissioning of the newbuilding has been completed and it is ready for its intended use.

The Company may have option agreements with shipyards to order new drilling units at fixed or variable prices which require some or no additional payment upon exercise. Payments for drilling unit purchase options are capitalized at the time when option contracts are acquired or entered into. The Company reviews the expected future cash flows, which would result from the exercise of each option contract on a contract by contract basis to determine whether the carrying value of the option is recoverable.

Capitalized interest
Capitalized interest

Interest expense is capitalized during construction of newbuildings based on accumulated expenditures for the applicable project at the Company's current rate of borrowing. The amount of interest expense capitalized in an accounting period shall be determined by applying an interest rate ("the capitalization rate") to the average amount of accumulated expenditures for the asset during the period. The capitalization rates used in an accounting period shall be based on the rates applicable to borrowings outstanding during the period. The Company does not capitalize amounts beyond the actual interest expense incurred in the period.

If the Company's financing plans associate a specific new borrowing with a qualifying asset, the Company uses the rate on that borrowing as the capitalization rate to be applied to that portion of the average accumulated expenditures for the asset that does not exceed the amount of that borrowing. If average accumulated expenditures for the asset exceed the amounts of specific new borrowings associated with the asset, the capitalization rate to be applied to such excess shall be a weighted average of the rates applicable to other borrowings of the Company.

Drilling units
Drilling units

Rigs, vessels and related equipment are recorded at historical cost less accumulated depreciation. The cost of these assets, less estimated residual value is depreciated on a straight-line basis over their estimated remaining economic useful lives. The estimated residual value is taken to be offset by any decommissioning costs that may be incurred. The estimated economic useful life of the Company's floaters and, jack-up rigs, when new, is 30 years.

Significant investments are capitalized and depreciated in accordance with the nature of the investment. Significant investments that are deemed to increase an asset's value for its remaining useful life are capitalized and depreciated over the remaining life of the asset.

Cost of property and equipment sold or retired, with the related accumulated depreciation and write-downs are removed from the consolidated balance sheet, and resulting gains or losses are included in the consolidated statement of operations.

Assets held for sale
Assets held for sale

Assets are classified as held for sale when all of the following criteria are met: Management, having the authority to approve the action, commits to a plan to sell the asset (disposal group), the asset (disposal group) is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets (disposal groups), an active program to locate a buyer and other actions required to complete the plan to sell the asset (disposal group) have been initiated, the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale, within 1 year. The term probable refers to a future sale that is likely to occur, the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Discontinued operations
Discontinued operations

The Company will present the results of operations of a component of the Company as defined by US GAAP, that either has been disposed of or is classified as held for sale, as discontinued operations, if both of the conditions are met: The operations and cash flow of the component have been (or will be) eliminated from the ongoing operations of the Company as a result of the disposal transaction and; the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

Equipment
Equipment

Equipment is recorded at historical cost less accumulated depreciation and is depreciated over its estimated remaining useful life, which is between 3 and 5 years depending on the type of asset.

Goodwill
Goodwill

The Company allocates the purchase price of acquired businesses to the identifiable tangible and intangible assets and liabilities acquired, with any remaining amount being recorded as goodwill. Goodwill is tested for impairment at least annually at the reporting unit level, which is defined as an operating segment or a component of an operating segment that constitutes a business for which financial information is available and is regularly reviewed by management. The Company has determined that its reporting units are the same as its operating segments for the purpose of allocating goodwill and the subsequent testing of goodwill for impairment.

The Company tests goodwill for impairment on an annual basis as of December 31 each year or when events or circumstances indicate that a potential impairment exists. The Company may first assess qualitative factors to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two step goodwill impairment test.

If the qualitative factors indicate possible impairment, the Company performs a quantitative assessment to estimate fair value of its reporting units compared to their carrying value.  In the event that the fair value is less than carrying value, the Company must perform an exercise similar to a purchase price allocation in a business combination in order to determine the amount of the impairment charge. The quantitative goodwill impairment test for a reporting unit is based on discounted cash flows. The Company uses estimated future cash flows applying contract dayrates during the firm contract periods and estimated forecasted dayrates for the periods after expiry of firm contract periods. The estimated future cash flows will be based on remaining economic useful lives for the assets, and discounted using a weighted average cost of capital (WACC).

Other intangible assets
Other intangible assets and liabilities

Other intangible assets and liabilities are recorded at fair value on the date of acquisition less accumulated amortization. The amounts of these assets and liabilities less the estimated residual value, if any, is generally amortized on a straight-line basis over the estimated remaining economic useful life or contractual period. Other intangible assets include technology, customer relationships and favorable drilling contracts. Other intangible liabilities include unfavorable drilling contracts.

Impairment of long-lived assets
Impairment of long-lived assets

The carrying value of long-lived assets that are held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be appropriate. The Company assesses recoverability of the carrying value of the asset by estimating the undiscounted future net cash flows expected to result from the asset, including eventual disposition. If the undiscounted future net cash flows are less than the carrying value of the asset, an impairment is made to the market value or the discounted future net cash flows.

Defined benefit pension plans
Defined benefit pension plans

The Company has several defined benefit plans which provide retirement, death and early termination benefits. The Company's net obligation is calculated separately for each plan by estimating the amount of the future benefit that employees have earned in return for their cumulative service.

The aggregated projected future benefit obligation is discounted to a present value, and the aggregated fair value of any plan assets is deducted. The discount rate is the market yield at the balance sheet date on government bonds in the relevant currency and based on terms consistent with the post-employment benefit obligations. The retirement benefits are generally a function of number of years of employment and amount of employees' remuneration. The plans are primarily funded through payments to insurance companies. The Company records its pension costs in the period during which the services are rendered by the employees. Actuarial gains and losses are recognized in the statement of operations when the net cumulative unrecognized actuarial gains or losses for each individual plan at the end of the previous reporting year exceed 10 percent of the higher of the present value of the defined benefit obligation and the fair value of plan assets at that date. These gains and losses are recognized over the expected remaining working lives of the employees participating in the plans. Otherwise, recognition of actuarial gains and losses is included in other comprehensive income.  Those amounts will be subsequently recognized as a component of net periodic pension cost on the same basis as the amounts recognized in accumulated other comprehensive income.

Treasury shares
Treasury shares

Treasury shares are recognized at cost as a component of equity. The purchase of treasury shares reduces the Company's share capital by the nominal value of the acquired treasury shares. The amount paid in excess of the nominal value is treated as a reduction of additional paid-in capital.

Derivative Financial Instruments and Hedging Activities
Derivative Financial Instruments and Hedging Activities

The Company's primary derivative instruments include interest-rate swap agreements, foreign currency options and forward exchange contracts which are recorded at fair value. Changes in the fair value of these derivatives, which have not been designated as hedging instruments, are recorded as a gain or loss as a separate line item within financial items in our consolidated statement of operations.

Changes in the fair value of any derivative instrument that we have formally designated as a hedge, are recognized in accumulated other comprehensive income/(loss) in the consolidated balance sheets. Any change in fair value relating to an ineffective portion of a designated hedge is recognized, in the consolidated statement of operations. When the hedged item affects the income statement, the gain or loss included in accumulated other comprehensive income is reported on the same line in the consolidated statements of operations as the hedged item.

Income taxes
Income taxes

Seadrill is a Bermuda company. Currently, the Company is not required to pay taxes in Bermuda on ordinary income or capital gains as we qualify as an exempt company. The Company has received written assurance from the Minister of Finance in Bermuda that it will be exempt from taxation until March 2035. Certain subsidiaries operate in other jurisdictions where taxes are imposed. Consequently income taxes have been recorded in these jurisdictions when appropriate.

Significant judgment is involved in determining the provision for income taxes. There are certain transactions for which the ultimate tax determination is unclear due to uncertainty in the ordinary course of business. Seadrill recognizes tax liabilities based on its assessment of whether its tax positions are more likely than not sustainable, based on the technical merits and considerations of the relevant taxing authority's widely understood administrative practices and precedence.

Income tax expense consists of taxes currently payable and changes in deferred tax assets and liabilities calculated according to local tax rules. Deferred tax assets and liabilities are based on temporary differences that arise between carrying values used for financial reporting purposes and amounts used for taxation purposes of assets and liabilities and the future tax benefits of tax loss carry forwards. A deferred tax asset is recognized only to the extent that it is more likely than not that future taxable profits will be available against which the asset can be utilized. The amount of deferred tax provided is based upon the expected manner of settlement of the carrying amount of assets and liabilities, using tax rates enacted at the balance sheet date. The impact of tax law changes is recognized in periods when the change is enacted.

Deferred charges	Deferred charges Loan related costs, including debt arrangement fees, are capitalized and amortized over the term of the related loan and are included in interest expense.
Convertible debt
Convertible debt

Convertible bond loans issued by the Company include both a loan component (host contract) and an option to convert the loan to shares (embedded derivative).

An embedded derivative, such as a conversion option, may be separated from its host contract and accounted for separately if certain criteria are met (including if the contract that embodies both the embedded derivative and the host contract is not measured at fair value, the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract and if a separate instrument with the same terms as the embedded instrument would be a derivative).

If an embedded derivative instrument is separated from its host contract, the host contract shall be accounted for based on generally accepted accounting principles applicable to instruments of that type which do not contain embedded derivative instruments.

Total Return Equity Swaps
Total Return Equity Swaps

From time to time, the Company enters into total return equity swaps ("TRS") indexed to the Company's own shares, where the counterparty acquires shares in the Company and the Company carries the risk of fluctuations in the share price of the acquired shares. The fair value of each TRS is recorded as an asset or liability, with the changes in fair value recorded in the consolidated statement of operations. The Company may, from time to time, enter into TRS arrangements indexed to shares in other companies which are accounted for in a similar manner.

Share-based compensation
Share-based compensation

The Company has established an employee share ownership plan under which employees, directors and officers of the Group may be allocated options to subscribe for new shares in the ultimate parent, Seadrill Limited. The compensation cost for share options is recognized as an expense over the service period based on the fair value of the options granted.

The fair value of the share options issued under the Company's employee share option plans is determined at grant date taking into account the terms and conditions upon which the options are granted, and using a valuation technique that is consistent with generally accepted valuation methodologies for pricing financial instruments, and that incorporates all factors and assumptions that knowledgeable, willing market participants would consider in determining fair value. The fair value of the share options is recognized as personnel expenses with a corresponding increase in equity over the period during which the employees become unconditionally entitled to the options. Compensation cost is initially recognized based upon options expected to vest with appropriate adjustments to reflect actual forfeitures. National insurance contributions arising from such incentive programs are expensed when the options are exercised.

The Company has also established a Restricted Stock Units (“RSU”) plan where the holder of an award is entitled to receive shares if still employed at the end of the three year vesting period. There is no requirement for the holder to pay for the share on grant or vesting of the award.

The fair value of the RSU award is calculated as the market share price on grant date. The fair value of the awards expected to vest is recognized as compensation cost straight-line over the vesting period.

Provisions
Provisions

A provision is recognized in the balance sheet when the Company has a present legal or constructive obligation as a result of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate of the amount can be made. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.

Related parties
Related parties

Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are subject to common control or common significant influence. All transactions between the related parties are based on the principle of arm's length.

Earnings per share
Earnings per share

Basic earnings per share ("EPS") is calculated based on the income (loss) for the period available to common stockholders divided by the weighted average number of shares outstanding for basic EPS for the period. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments which for the Company includes share options, restricted stock units and convertible debt. The determination of dilutive earnings per share requires the Company to potentially make certain adjustments to net income and for the weighted average shares outstanding used to compute basic earnings per share unless anti-dilutive.

Recently Adopted Accounting Standards
Recently Adopted Accounting Standards

Balance sheet—Effective January 1, 2014, the Company has adopted the accounting standards update that expands on the recognition, measurement and disclosure obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date, except for obligations addressed within existing guidance in U.S. generally accepted accounting principles (GAAP). The update requires measurement of the obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date, as the sum of the amount the entity agreed to pay on the basis of its arrangement and any additional amount the Company expects to pay on behalf of its co-obligors. The update also requires an entity to disclose the nature, amount and other information of the obligation. The update was effective for interim and annual periods beginning on or after December 15, 2013. As a result, the Company has disclosed relevant obligations in Note 23.

Recently Issued Accounting Standards

In April 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, which amends the criteria for reporting discontinued operations to include only disposals representing a strategic shift in operations. The ASU also requires expanded disclosures regarding the assets, liabilities, income, and expenses of discontinued operations. This ASU will be effective for the first interim period beginning after December 15, 2014 and early adoption is permitted. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements and related disclosures.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, which provides new authoritative guidance on the methods of revenue recognition and related disclosure requirements. The accounting standard update will be effective for the first interim period beginning after December 15, 2016 and early adoption is not permitted. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which provides new authoritative guidance with regards to management's responsibility to assess an entity's ability to continue as a going concern, and to provide related footnote disclosures in certain circumstances. The ASU will be effective for all entities in the first annual period ending after December 15, 2016 (December 31, 2016 for calendar year-end entities) and early adoption is permitted. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements and related disclosures.
In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis, which made targeted amendments to the current consolidation guidance that could affect all industries. The ASU will be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015 and early adoption is not permitted. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.
In April 2015, the FASB issued ASU 2015-03, Interest - Imputation of Interest, (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs, which requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The accounting standard update will be effective for the first interim period beginning after December 15, 2015 and early adoption is permitted. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.